Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2022	2021	2020
Basic earnings per share	(13.10)	37.57	(100.42)
Diluted earnings per share	(13.10)	37.33	(100.42)

		Dollars per share
Per American Depositary Share (ADS)[a]	2022	2021	2020
Basic earnings per share	(0.79)	2.25	(6.03)
Diluted earnings per share	(0.79)	2.24	(6.03)

			$ million
	2022	2021	2020
Profit (loss) attributable to bp shareholders	(2,487)	7,565	(20,305)
Less: dividend requirements on preference shares	1	2	1
Profit (loss) for the year attributable to bp ordinary shareholders	(2,488)	7,563	(20,306)

			Shares thousand
	2022	2021	2020
Basic weighted average number of ordinary shares[a]	18,987,936	20,128,862	20,221,514
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	—	131,526	—
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	18,987,936	20,260,388	20,221,514

			Shares thousand
	2022	2021	2020
Basic weighted average number of ordinary shares – ADS equivalent	3,164,656	3,354,810	3,370,252
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	—	21,921	—
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,164,656	3,376,731	3,370,252

Summary of antidilutive securities
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2022		2021
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	564,079	4.00	590,961	4.26
Exercisable	342	4.99	1,080	4.73
Dilutive effect	83,204	n/a	3,588	n/a
[a]Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]At 31 December 2022 the quoted market price of one bp ordinary share was £4.75 (2021 £3.31).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2022	2021
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	167,672	92,210
1 to 2 years	192,734	149,077
2 to 3 years	226,027	179,449
3 to 4 years	2,595	109,265
Over 4 years	173	928
	589,201	530,929
Dilutive effect	244,886	152,899
[a]Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).